Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest income	₩ 247,005	₩ 292,243	₩ 372,174
Dividend income	39,383	74,451	38,348
Gain on foreign currency transactions	2,284,126	1,079,939	1,147,692
Gain on foreign currency translations	703,627	298,452	574,463
Gain on derivatives transactions	840,265	402,171	352,005
Gain on valuations of derivatives	262,723	370,780	115,642
Gain on disposals of financial assets at fair value through profit of loss	256,016	20,070	15,550
Gain on valuations of financial assets at fair value through profit or loss	98,359	101,717	51,581
Gain on valuations of financial liabilities at fair value through profit or loss	85,790	54,057	0
Others	16,717	36,230	10,044
Finance income	4,834,011	2,730,110	2,677,499
Finance costs
Interest expenses	(607,458)	(439,826)	(638,797)
Loss on foreign currency transactions	(2,505,862)	(985,179)	(1,067,907)
Loss on foreign currency translations	(969,215)	(554,910)	(425,479)
Loss on derivatives transactions	(690,471)	(496,798)	(410,008)
Loss on valuations of derivatives	(193,127)	(101,198)	(229,524)
Loss on disposals of trade accounts and notes receivable	(64,244)	(17,769)	(15,816)
Loss on disposals of financial assets at fair value through profit or loss	(18,245)	(7,951)	(5,571)
Loss on valuations of financial assets at fair value through profit or loss	(698,136)	(113,810)	(67,464)
Others	(57,708)	(47,734)	(31,836)
Finance costs	₩ (5,804,466)	₩ (2,765,175)	₩ (2,892,402)